RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details) - Related Party	Dec. 31, 2025
EJAM Group | Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	6.80%
Anruitai Investment Limited | Mr. Sheng Gong
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest held	10.00%
Anruitai Investment Limited | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	90.00%
Equity interest held	22.40%